SCHEDULE OF UNPAID BALANCES ARE INTEREST FREE (Details)	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Unpaid balances	$ 6,500,000
Later than one year [member]
IfrsStatementLineItems [Line Items]
Unpaid balances	700,000
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Unpaid balances	1,000,000
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Unpaid balances	1,300,000
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Unpaid balances	1,600,000
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Unpaid balances	$ 1,900,000